Note 2 - Summary of Significant Accounting Policies (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of Operating Segments			1
Number of Reportable Segments			1
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total	$ (10,022,000)	$ (2,945,000)	$ (1,799,000)	$ (15,222,000)	$ (3,639,000)
Restricted Cash and Cash Equivalents, Total	22,000	22,000	22,000	22,000
Available-for-sale Securities, Gross Realized Gain (Loss), Total			0	0	0
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities, Total			0	0	$ 0
Liability for Uncertainty in Income Taxes, Current			0	0
Accounting Standards Update 2016-18 [Member]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total	$ 22,000	$ 22,000	$ 22,000	$ 14,000